Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amount of allowance for credit loss on accounts receivable	$ 3,557	$ 5,748	$ 107,860
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	275,000,000	275,000,000	275,000,000
Common stock, shares issued	20,221,589	16,019,256	6,445,599
Common stock, shares outstanding	20,221,589	16,019,256	6,445,599
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par authorized	75,000,000	75,000,000	75,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued		13,708,122	2,560,926
Common stock, shares outstanding	17,910,455	13,708,122	2,560,926
Common Class B [Member]
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares issued		2,311,134	3,884,673
Common stock, shares outstanding	2,311,134	2,311,134	3,884,673